Shareholders' equity - Additional Information (Detail)	1 Months Ended							12 Months Ended
	Jan. 31, 2022 USD ($) shares $ / shares	Jul. 31, 2021 shares	May 31, 2021 USD ($) shares	Apr. 30, 2021	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 03, 2023 USD ($)	Aug. 08, 2022 USD ($)	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 01, 2021 USD ($)	May 31, 2021 MXN ($)	May 28, 2021 USD ($)
Disclosure of classes of share capital [line items]
Par value per share | $ / shares								$ 0.0001	$ 0.0001				$ 0.0001
Number of shares bought back | shares			7,000		5,200	10,200	21,700
Payment to buyback of shares			$ 79,000		$ 46,000	$ 90,000	$ 192,000
Proceeds from issuance of shares					$ 1,000,000			$ 0	$ 0	$ 296,318,000
Number of shares issued | shares								184,027,008	188,992,529
Number of new shares issued during period | shares					113,100
Assets								$ 341,145,000	$ 357,673,000
Share Repurchase Program Plan 1 [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program Authorized Amount												$ 30,000,000
Stock Repurchase Program Expiration Date								Aug. 08, 2023
Share Repurchase Program Plan 2 [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program Authorized Amount											$ 20,000,000
Stock Repurchase Program Expiration Date								Aug. 10, 2024
Loja Integrada [Member]
Disclosure of classes of share capital [line items]
Members' Equity Attributable to Noncontrolling Interest								$ 27,000
Loja Integrada [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary								99.58%
Loja Integrada [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary								98.86%
Loja Integrada [Member] | Gross carrying amount [member]
Disclosure of classes of share capital [line items]
Assets								$ 2,941,000	$ 5,160,000
Capital reserve [member] | Subsidiary Dlieve [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)								$ 198,000
Number of shares issued | shares								22,455
Dlieve Tecnologia S A [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)	$ 3,000						$ 3,000
Number of instruments or interests issued or issuable | shares	456						456
Par value per share | $ / shares	$ 0.0001						$ 0.0001
Ciashop [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares													2,000
Equity interests issued													$ 22,000
Indeva [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares													139,000
Equity interests issued													$ 200,000
Suiteshare [member]
Disclosure of classes of share capital [line items]
Equity interests issued														$ 1,300,000
Cash transferred																$ 1,800,000
Suiteshare [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares													110,000
Equity interests issued													$ 1,244,000
VTEX ARG [member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired							3.46%
Proportion of ownership interest in subsidiary							100.00%			96.54%
Amount payable to non controlling interest business combination								$ 0
VTEX MEX [member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired			0.04%												0.04%
Proportion of ownership interest in subsidiary			99.99%	99.95%
Cash transferred			$ 100												$ 1,500
Class A common stock [member]
Disclosure of classes of share capital [line items]
Common stock vote per share								1
Stock Repurchase Program Number Of Shares Authorized To Be Repurchased | shares									3,287,960
Stock Repurchase Program Remaining Authorized Repurchase Amount									$ 12,798,000
Stock repurchase program cancellation of shares | shares								7,469,870	3,206,936
Treasury shares								$ 0	$ 81,024,000
Class A common stock [member] | Share Repurchase Program Plan 1 [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program Number Of Shares Authorized To Be Repurchased | shares								3,719,860
Stock Repurchase Program Remaining Authorized Repurchase Amount								$ 15,169,000
Class A common stock [member] | Share Repurchase Program Plan 2 [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program Number Of Shares Authorized To Be Repurchased | shares								3,668,986
Stock Repurchase Program Remaining Authorized Repurchase Amount								$ 20,074,000
Class A common stock [member] | IPO sold by the company [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares		13,876,702
Class A common stock [member] | IPO sold by the shareholders [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares		5,123,298
Class A common stock [member] | IPO Underwriter's option [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares		2,850,000
Class B common stock [member]
Disclosure of classes of share capital [line items]
Common stock vote per share								10